Financial Instruments - Timing of Expected Cash Outflows Relating to Financial Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	[1]
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	$ 48,153	$ 38,452
Liquidity Risk Management
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	48,153
Financial guarantee liability	407
Balance, end of year	48,560
Liquidity Risk Management | Less Than One Year
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	48,153
Financial guarantee liability	0
Balance, end of year	48,153
Liquidity Risk Management | One to Three Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	407
Balance, end of year	407
Liquidity Risk Management | Three to Five Years
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	0
Balance, end of year	0
Liquidity Risk Management | Thereafter
Disclosure Of Financial Instruments [Line Items]
Accounts payable and accrued liabilities	0
Financial guarantee liability	0
Balance, end of year	$ 0

[1]	Adjustment to provisional amounts — refer to note 5(b).